Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses
The following table sets forth the components of our accrued expenses as of December 31, 2020 and 2019:

	At December 31,
In thousands of U.S. dollars	2020	2019
Accrued expenses to a related party port agent	$313	$302
Scorpio MR Pool Limited	375	1,361
Scorpio Ship Management S.A.M. (SSM)	33	213
Scorpio LR1 Pool Limited	—	874
Scorpio LR2 Pool Limited	—	794
Scorpio Handymax Tanker Pool Limited	—	229
Accrued expenses to related parties	721	3,773

Suppliers	15,938	22,170
Accrued short-term employee benefits	11,231	9,728
Accrued interest	4,282	5,739
Other accrued expenses	21	42
	$32,193	$41,452